UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-8411

The James Advantage Funds

(Exact name of registrant as specified in charter)

1349 Fairground Road, Beavercreek, Ohio 45385

(Address of principal executive offices) (Zip code)

Barry R. James, P.O. Box 8, Alpha, Ohio, 45301

(Name and address of agent for service)

Registrant's telephone number, including area code: (937) 426-7640

Date of fiscal year end:  6/30

Date of reporting period:  3/31/09

Form N-Q is to be used by registered management investment companies, other than a small business investment company registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policy making roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 50.1%
	BASIC MATERIALS — 6.7%
13,600	Agrium, Inc.	$486,744
45,000	Barrick Gold Corporation	1,458,900
155,000	Celanese Corporation	2,072,350
127,500	Dow Chemical Company	1,074,825
116,800	FMC Corporation	5,038,752
38,000	Foster (L.B.) Company - Class A*	943,540
3,000	Gold Trust SPDR*	270,840
30,000	Kinross Gold Corporation	536,100
77,000	Newmont Mining Corporation	3,446,520
133,000	Nucor Corporation	5,076,610
33,500	Potash Corporation of Saskatchewan	2,707,135
70,000	PPG Industries, Inc.	2,583,000
117,000	RPM International, Inc.	1,489,410
130,700	Schnitzer Steel Industries, Inc. - Class A	4,102,673
30,000	Terra Nitrogen Company, L.P.	4,290,000
		35,577,399

	CONSUMER, CYCLICAL — 8.0%
70,000	Best Buy Company, Inc.	2,657,200
130,000	BJ's Wholesale Club, Inc.*	4,158,700
110,000	Bob Evans Farms, Inc.	2,466,200
75,000	Central Garden & Pet Company*	570,750
160,000	Dollar Tree, Inc.*	7,128,000
20,000	Family Dollar Stores, Inc.	667,400
75,000	JAKKS Pacific, Inc.*	926,250
110,000	McDonald’s Corporation	6,002,700
105,000	Netflix, Inc.*	4,506,600
30,000	NIKE, Inc. - Class B	1,406,700
90,000	The Buckle, Inc.	2,873,700
130,000	The Gymboree Corporation*	2,775,500
40,000	The Home Depot, Inc.	942,400
74,000	Wal-Mart Stores, Inc.	3,855,400
84,000	Walt Disney Company	1,525,440
		42,462,940

	CONSUMER, NON-CYCLICAL — 8.1%
120,000	Archer-Daniels-Midland Company	3,333,600
18,000	Baxter International, Inc.	921,960
103,200	Brink's Home Security Holdings, Inc.*	2,332,320
10,000	Bunge Ltd.	566,500
95,000	Cal-Maine Foods, Inc.	2,127,050
50,000	Caraco Pharmaceutical Laboratories, Ltd.*	176,000
46,000	Corn Products International, Inc.	975,200
300,000	Darling International, Inc.*	1,113,000
90,000	Del Monte Foods Company	656,100
125,000	EZCORP, Inc. - Class A*	1,446,250
73,000	Fresh Del Monte Produce, Inc.*	1,198,660

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 50.1% (Continued)
	CONSUMER, NON-CYCLICAL — 8.1% (Continued)
11,000	Hewitt Associates, Inc. - Class A*	$327,360
117,700	Ingles Markets, Inc. - Class A	1,757,261
244,700	Kroger Company	5,192,535
9,000	Manpower, Inc.	283,770
154,000	Merck & Company, Inc.	4,119,500
200,000	Omega Protein Corporation*	528,000
100,000	PepsiAmericas, Inc.	1,725,000
280,000	Pfizer, Inc.	3,813,600
30,000	Sara Lee Corporation	242,400
123,200	The Brink's Company	3,259,872
15,000	The Toro Company	362,700
125,000	Tupperware Brands Corporation	2,123,750
97,700	Watson Wyatt Worldwide, Inc.	4,823,449
		43,405,837

	ENERGY — 3.8%
25,000	Apache Corporation	1,602,250
110,000	Bolt Technology Corporation*	782,100
69,140	Chevron Corporation	4,648,974
64,000	Devon Energy Corporation	2,860,160
64,300	Exxon Mobil Corporation	4,378,830
63,700	Hess Corporation	3,452,540
40,000	Imperial Oil, Ltd.	1,441,200
80,000	Mariner Energy, Inc.*	620,000
75,000	Stone Energy Corporation*	249,750
10,000	Valero Energy Corporation	179,000
		20,214,804

	FINANCIAL — 5.0%
245,000	American Financial Group, Inc.	3,932,250
105,000	American Physicians Capital, Inc.	4,296,600
175,000	Amerisafe, Inc.*	2,681,000
124,346	AmTrust Financial Services, Inc.	1,187,504
33,000	Annaly Capital Management, Inc.	457,710
80,000	Assurant, Inc.	1,742,400
150	Euro Currency Trust	19,931
90,000	iShares Dow Jones U.S. Financial Sector Index Fund	2,950,200
77,000	Knight Capital Group, Inc. - Class A*	1,134,980
45,000	RenaissanceRe Holdings, Ltd.	2,224,800
250,900	Rent-A-Center, Inc.*	4,859,932
22,000	Unum Group	275,000
40,750	W.R. Berkley Corporation	918,913
		26,681,220

	INDUSTRIAL — 5.8%
102,000	AGCO Corporation*	1,999,200

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 50.1% (Continued)
	INDUSTRIAL — 5.8% (Continued)
110,000	Ampco-Pittsburgh Corporation	$1,458,600
115,000	CSX Corporation	2,972,750
101,700	Cummins, Inc.	2,588,265
60,000	Eaton Corporation	2,211,600
25,000	Fluor Corporation	863,750
101,000	Gardner Denver, Inc.*	2,195,740
273,000	GrafTech International Ltd.*	1,681,680
10,000	Granite Construction, Inc.	374,800
40,000	Greif, Inc. - Class A	1,331,600
60,000	GulfMark Offshore, Inc.*	1,431,600
130,000	Norfolk Southern Corporation	4,387,500
151,700	Owens-Illinois, Inc.*	2,190,548
66,900	Parker Hannifin Corporation	2,273,262
200,000	TBS International Ltd. - Class A*	1,470,000
102,000	The Timken Company	1,423,920
		30,854,815

	TECHNOLOGY — 7.4%
150,000	Arrow Electronics, Inc.*	2,859,000
75,000	Avnet, Inc.*	1,313,250
17,500	Ceradyne, Inc.*	317,275
75,000	CIBER, Inc.*	204,750
14,000	Computer Sciences Corporation*	515,760
10,000	Goodrich Corporation	378,900
180,000	Hewlett-Packard Company	5,770,800
75,000	Hurco Companies, Inc.*	797,250
100,000	Integral Systems, Inc.*	860,000
82,000	International Business Machines Corporation (IBM)	7,944,980
68,000	Lockheed Martin Corporation	4,694,040
72,500	Northrop Grumman Corporation	3,163,900
10,000	Orbital Sciences Corporation*	118,900
70,214	Seagate Technology	421,986
30,000	Sierra Wireless, Inc.*	109,200
130,000	Triumph Group, Inc.	4,966,000
254,500	Western Digital Corporation*	4,922,030
		39,358,021

	UTILITIES — 5.3%
75,000	Alliant Energy Corporation	$1,851,750
115,000	American Electric Power Company, Inc.	2,904,900
200,000	AT&T, Inc.	5,040,000
180,000	CenturyTel, Inc.	5,061,600
20,000	DTE Energy Company	554,000
47,000	Edison International	1,354,070
95,800	Energen Corporation	2,790,654

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 50.1% (Continued)
	UTILITIES — 5.3% (Continued)
31,700	FirstEnergy Corporation	1,223,620
95,000	MDU Resources Group, Inc.	1,533,300
40,000	Oneok, Inc.	905,200
60,000	Sempra Energy	2,774,400
62,200	The Laclede Group, Inc.	2,424,556
		28,418,050
	TOTAL COMMON STOCKS	$266,973,086

	INTERNATIONAL EQUITY FUNDS — 0.2%
87,000	iShares MSCI Japan Index Fund	$688,170
20,000	iShares MSCI Taiwan Index Fund	161,400

	TOTAL INTERNATIONAL EQUITY FUNDS	$849,570

	EXCHANGE TRADED FUNDS — 0.1%
15,000	SPDR Lehman International Treasury Bond ETF	$767,250

Par Value		Value
	U.S. GOVERNMENT & AGENCY BONDS — 39.3%
$920,617	Government National Mortgage Association, 5.500%, 6/15/23	$968,873
974,473	Government National Mortgage Association, 5.000%, 10/15/38	1,012,436
1,997,184	Government National Mortgage Association, 4.500%, 2/15/39	2,046,527
500,000	Tennessee Valley Authority, 5.625%, 1/18/11	536,425
30,000,000	U.S. Treasury Bills, 5/28/09	29,995,550
8,750,000	U.S. Treasury Inflation Indexed Note, 2.500%, 7/15/16	9,775,843
10,000,000	U.S. Treasury Notes, 1.750%, 3/31/10	10,112,890
45,000,000	U.S. Treasury Notes, 1.250%, 11/30/10	45,364,050
12,500,000	U.S. Treasury Notes, 4.875%, 2/15/12	13,847,650
23,000,000	U.S. Treasury Notes, 3.875%, 2/15/13	25,195,787
48,000,000	U.S. Treasury Notes, 4.625%, 2/15/17	55,770,000
13,000,000	U.S. Treasury Notes, 4.375%, 2/15/38	14,767,194

	TOTAL U.S. GOVERNMENT & AGENCY BONDS	$209,393,225

	CORPORATE BONDS — 3.0%
$500,000	Anheuser-Busch Companies, Inc., 6.000%, 4/15/11	$514,730
1,000,000	Caterpillar, Inc., 7.900%, 12/15/18	1,034,671
1,000,000	Caterpillar, Inc., 8.250%, 12/15/38	1,083,495
2,500,000	Citigroup, Inc., 2.875%, 12/9/11	2,571,263
1,500,000	E.I. Du Pont De Nemours, 5.750%, 3/15/19	1,473,093
2,000,000	General Electric Capital Corporation, 6.875%, 1/10/39	1,631,180

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

Par Value		Value
	CORPORATE BONDS — 3.0% (Continued)
$785,000	McDonald's Corporation, 5.700%, 2/1/39	$760,838
5,000,000	U.S. Bancorp, 2.250%, 3/13/12	5,047,465
2,000,000	Walmart Stores, 5.250%, 9/1/35	1,797,480

	TOTAL CORPORATE BONDS	$15,914,215

	MUNICIPAL BONDS — 3.3%
$1,000,000	Adams Co CO SD No 014 Ser 2006 UTGO, 5.000%, 12/1/26	$1,007,530
1,000,000	Citrus CA Community College Ser 2007B UTGO, 4.750%, 6/1/31	909,290
1,000,000	FL St Brd Ed Cap Outlay 2007 Ser D UTGO, 5.000%, 6/1/38	981,860
1,000,000	Friendswood TX ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/37	996,960
3,000,000	GA St Ser B UTGO, 4.500%, 1/1/29	2,968,829
1,000,000	Judson TX ISD Ser 2008 UTGO, 5.000%, 2/1/37	974,990
500,000	Kane & DeKalb Cntys IL Community Unit SD Bldg No 302 Ser 2008 UTGO, 5.500%, 2/1/28	513,120
500,000	Lamar TX Consolidated ISD Ser 2008 UTGO (Schoolhouse), 5.000%, 2/15/38	497,700
1,000,000	MA St Consolidated Loan Ser 2007C UTGO, 5.250%, 8/1/22	1,087,120
1,000,000	Marysville MI Pub SD Ser 2007 UTGO, 5.000%, 5/1/32	970,640
125,000	Mesa AZ IDA Rev Ser A (Discovery Health Systems), 5.625%, 1/1/29	130,723
1,100,000	Miamisburg OH City Sch Dist UTGO, 5.000%, 12/1/33	1,098,372
500,000	Mt Healthy OH CSD Sch Impt Ser 2008 UTGO, 5.000%, 12/1/26	504,360
550,000	OH St Higher Ed Cap Fac Ser 2000A UTGO, 5.250%, 2/1/13	571,489
1,000,000	OH St Univ Gen Rcpts Ser A, 5.000%, 12/1/28	1,011,400
1,000,000	Ohio St Ser A, 5.375%, 9/1/28	1,046,440
500,000	Springboro OH Community CSD Ser 2007 UTGO, 5.250%, 12/1/23	535,575
1,000,000	Tyler TX Indpt Sch Dist UTGO, 5.000%, 2/15/34	985,940
1,000,000	Will and DuPage Cntys IL Ser 2007 UTGO (Bolingbrook), 5.000%, 1/1/37	965,020

	TOTAL MUNICIPAL BONDS	$17,757,358

	FOREIGN BONDS — 1.6%
$6,000,000	Bundesrepublik Deutschland, 3.750%, 1/4/19	$8,472,454

Shares		Value
	SHORT TERM INVESTMENTS — 1.0%
5,433,273	First American Treasury Money Market Fund	$5,433,273

	TOTAL INVESTMENT SECURITIES — 98.6%	$525,560,431
	(Cost $567,293,032)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.4%	7,218,508

	NET ASSETS — 100.0%	$532,778,939

JAMES BALANCED:  GOLDEN RAINBOW FUND
SCHEDULE OF INVESTMENTS (Continued)

*  Non-income producing security.
CSD – City School District
IDA – Industrial Development Authority
ISD – Independent School District
SD – School District
UTGO – Unlimited Tax General Obligation

See accompanying notes to schedule of investments.

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares		Value

	COMMON STOCKS — 97.9%
	BASIC MATERIALS — 4.1%
122,860	Olin Corporation	$1,753,212
51,554	Schnitzer Steel Industries, Inc. - Class A	1,618,280
12,420	Terra Industries, Inc.	348,878
		3,720,370

	CONSUMER, CYCLICAL — 21.3%
13,420	Aeropostale, Inc.*	356,435
220,003	Barry (R.G.) Corporation*	1,317,818
40,420	Big Lots, Inc.*	839,928
59,820	BJ's Wholesale Club, Inc.*	1,913,642
16,560	Bob Evans Farms, Inc.	371,275
89,780	Central Garden & Pet Company*	683,226
50,048	Dollar Tree, Inc.*	2,229,638
20,875	DreamWorks Animation SKG, Inc. - Class A*	451,735
65,800	JAKKS Pacific, Inc.*	812,630
64,240	Netflix, Inc.*	2,757,181
28,560	Polaris Industries, Inc.	612,326
25,220	RadioShack Corporation	216,135
7,000	SPX Corporation	329,070
95,428	The Buckle, Inc.	3,047,017
15,180	The Children's Place Retail Stores, Inc.*	332,290
62,800	The Gymboree Corporation*	1,340,780
28,100	The Warnaco Group, Inc.*	674,400
68,880	True Religion Apparel, Inc.*	813,473
		19,098,999

	CONSUMER, NON-CYCLICAL — 16.8%
16,240	AMERIGROUP Corporation*	447,250
44,340	Brink's Home Security Holdings, Inc.*	1,002,084
88,480	Cal-Maine Foods, Inc.	1,981,067
221,320	Del Monte Foods Company	1,613,423
76,800	EZCORP, Inc. - Class A*	888,576
102,746	Fresh Del Monte Produce, Inc.*	1,687,089
22,680	LifePoint Hospitals, Inc.*	473,105
85,874	Lincare Holdings, Inc.*	1,872,053
87,420	Ruddick Corporation	1,962,579
44,340	The Brink's Company	1,173,236
119,980	Tupperware Brands Corporation	2,038,461
		15,138,923

	ENERGY — 3.2%
15,700	Encore Acquisition Company*	365,339

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 97.9% (Continued)
	ENERGY — 3.2% (Continued)
34,400	Lufkin Industries, Inc.	$1,303,072
28,800	Magellan Midstream Partners, L.P.	845,856
6,580	Sunoco Logistics Partners L.P.	339,331
		2,853,598

	FINANCIAL — 12.4%
71,880	American Financial Group, Inc.	1,153,674
72,940	American Physicians Capital, Inc.	2,984,705
74,710	FPIC Insurance Group, Inc.*	2,766,511
117,560	Horace Mann Educators Corporation	983,977
95,060	Knight Capital Group, Inc. - Class A*	1,401,184
75,880	Rent-A-Center, Inc.*	1,469,796
29,480	Unum Group	368,500
		11,128,347

	INDUSTRIAL — 15.0%
97,200	Applied Industrial Technologies, Inc.	1,639,764
34,180	Beacon Roofing Supply, Inc.*	457,670
38,504	Cascade Corporation	678,826
133,000	Chase Corporation	1,236,900
51,430	Gardner Denver, Inc.*	1,118,088
127,310	GrafTech International Ltd.*	784,230
11,820	Granite Construction, Inc.	443,014
32,300	Greif, Inc. - Class A	1,075,267
29,550	GulfMark Offshore, Inc.*	705,063
6,640	Lincoln Electric Holdings, Inc.	210,422
527,261	North American Galvanizing & Coatings, Inc.*	1,592,328
7,740	The Black & Decker Corporation	244,274
85,800	Tsakos Energy Navigation Ltd.	1,208,922
76,340	VSE Corporation	2,038,277
		13,433,045

	INTERNATIONAL — 0.3%
10,300	Compania Cervecerias Unidas S.A. ADR	289,430

	TECHNOLOGY — 12.7%
241,898	CGI Group, Inc. - Class A*	1,935,184
144,440	CIBER, Inc.*	394,321
25,700	Comtech Telecommunications Corporation*	636,589
34,440	CSG Systems International, Inc.*	491,803
38,640	EnerSys*	468,317
53,960	Integral Systems, Inc.*	464,056
24,900	Preformed Line Products Company	937,236
37,200	Shanda Interactive Entertainment Ltd.*	1,470,516
69,927	Sybase, Inc.*	2,118,089

JAMES SMALL CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 97.9% (Continued)
	TECHNOLOGY — 12.7% (Continued)
33,780	Triumph Group, Inc.	$1,290,396
64,236	WESCO International, Inc.*	1,163,956
		11,370,463

	UTILITIES — 12.1%
96,871	Atlantic Tele-Network, Inc.	1,857,986
78,780	CenturyTel, Inc.	2,215,294
86,860	El Paso Electric Company*	1,223,857
109,379	Hawaiian Electric Industries, Inc.	1,502,867
41,420	New Jersey Resources Corporation	1,407,452
17,540	ONEOK, Inc.	396,930
69,539	WGL Holdings, Inc.	2,280,879
		10,885,265

	TOTAL COMMON STOCKS	$87,918,440

	SHORT TERM INVESTMENTS — 0.0%
10,000	First American Treasury Money Market Fund	$10,000

	TOTAL INVESTMENT SECURITIES — 97.9%	$87,928,440
	(Cost $111,112,995)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 2.1%	1,924,349

	NET ASSETS — 100.0%	$89,852,789

*  Non-income producing security.
ADR–American Depository Receipts.

See accompanying notes to schedule of investments.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 78.3%
	BASIC MATERIALS — 6.3%
10,100	FMC Corporation†	$435,714
11,600	Nucor Corporation†	442,772
33,300	RPM International, Inc. †	423,909
7,800	Schnitzer Steel Industries, Inc. - Class A†	244,842
6,980	Terra Nitrogen Company, L.P. †	998,140
		2,545,377

	CONSUMER, CYCLICAL — 18.8%
61,140	Bob Evans Farms, Inc. †	1,370,759
33,975	Dollar Tree, Inc.* †	1,513,586
24,550	McDonald’s Corporation†	1,339,694
24,800	NIKE, Inc. - Class B†	1,162,872
51,385	The Buckle, Inc. †	1,640,722
26,400	The Gymboree Corporation*†	563,640
		7,591,273

	CONSUMER, NON-CYCLICAL — 12.0%
50,400	Darling International, Inc.* †	186,984
19,400	Health Care Select Sector SPDR Fund†	469,674
22,500	Kroger Company†	477,450
25,070	Merck & Company, Inc. †	670,623
30,200	The Brink's Company†	799,092
40,360	Tupperware Brands Corporation†	685,716
13,700	Watson Wyatt Worldwide, Inc. †	676,369
20,200	Wyeth†	869,408
		4,835,316

	ENERGY — 6.5%
8,500	Apache Corporation†	544,765
25,900	Bolt Technology Corporation*†	184,149
18,330	Devon Energy Corporation†	819,168
14,250	Exxon Mobil Corporation†	970,425
34,900	Stone Energy Corporation*†	116,217
		2,634,724

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 78.3% (Continued)
	FINANCIAL — 4.7%
69,400	AmTrust Financial Services, Inc. †	$662,770
19,570	Assurant, Inc. †	426,235
78,700	Financial Select Sector SPDR Fund†	693,347
8,800	Hospitality Properties Trust†	105,600
		1,887,952

	INDUSTRIAL — 6.7%
20,500	CSX Corporation†	529,925
23,700	Cummins, Inc. †	603,165
18,600	Greif, Inc. - Class A†	619,194
15,400	GulfMark Offshore, Inc.* †	367,444
5,300	Norfolk Southern Corporation	178,875
27,950	Owens-Illinois, Inc.* †	403,598
		2,702,201

	TECHNOLOGY — 9.9%
35,100	Arrow Electronics, Inc.* †	669,006
22,500	Avnet, Inc.* †	393,975
21,730	Hewlett-Packard Company†	696,664
7,090	International Business Machines Corporation (IBM) †	686,950
14,190	Northrop Grumman Corporation†	619,252
18,600	Symantec Corporation*	277,884
17,100	Triumph Group, Inc. †	653,220
		3,996,951

	UTILITIES — 13.4%
39,500	American Electric Power Company, Inc. †	997,770
47,300	AT&T, Inc. †	1,191,960
35,930	MDU Resources Group, Inc. †	579,910
30,430	Sempra Energy†	1,407,082
31,800	The Laclede Group, Inc. †	1,239,564
		5,416,286
	TOTAL COMMON STOCKS	$31,610,080

Shares		Value
	SHORT TERM INVESTMENTS — 24.8%
10,000,000	U.S. Treasury Bills, 6/4/09	$9,996,710

JAMES MARKET NEUTRAL FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value

	TOTAL INVESTMENT SECURITIES — 103.1%	$41,606,790
	(Cost $48,038,327)

	SEGREGATED CASH WITH BROKERS — 54.1%	21,843,647

	SECURITIES SOLD SHORT — (65.3)% (Proceeds $35,810,826)	(26,346,343)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 8.1%	3,255,899

	NET ASSETS — 100.0%	$40,359,993

*  Non-income producing security.
†   Security position is either entirely or partially held in a segregated account as collateral for securities sold short aggregating a total market value of $30,446,009.

See accompanying notes to schedule of investments.

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT
March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 64.4%
	BASIC MATERIALS — 2.2%
38,200	Cooper Tire & Rubber Company	$154,328
14,575	James River Coal Company	179,855
71,150	Louisiana-Pacific Corporation	158,664
42,376	MAG Silver Corporation	191,963
21,800	Zoltek Companies, Inc.	148,459
		833,269

	CONSUMER, CYCLICAL — 11.3%
50,000	AMR Corporation	159,500
13,075	Cavco Industries, Inc.	308,570
37,550	Centex Corporation	281,625
100,175	Champion Enterprises, Inc.	48,085
40,975	D.R. Horton, Inc.	397,457
26,925	Gaylord Entertainment Company	224,285
36,300	GSI Commerce, Inc.	475,530
30,005	KB HOME	395,466
17,400	Lamar Advertising Company	169,650
68,375	Las Vegas Sands Corporation	205,809
14,630	Lennar Corporation	109,871
21,375	MercadoLibre, Inc.	396,506
68,650	Morgans Hotel Group	213,501
46,150	Pinnacle Entertainment, Inc.	324,896
39,090	Pulte Homes, Inc.	427,254
24,900	The Ryland Group, Inc.	414,834
		4,552,839

	CONSUMER, NON-CYCLICAL — 8.3%
57,550	Accuray, Inc.	289,476
13,600	AMAG Pharmaceuticals, Inc.	500,072
12,175	Cepheid, Inc.	84,007
7,150	Clinical Data, Inc.	77,221
21,200	comScore, Inc.	256,308
37,500	Elan Corporation plc ADR	249,000
28,225	Eurand NV	314,426
26,025	Hansen Medical, Inc.	104,620
22,258	Insulet Corporation	91,258
36,228	MDS, Inc.	170,996
124,400	Nektar Therapeutics	670,516
28,900	Rigel Pharmaceuticals, Inc.	177,446
54,690	Senomyx, Inc.	86,957
34,650	Smart Balance, Inc.	209,286
15,600	The Great Atlantic & Pacific Tea Company, Inc.	82,837
		3,364,426

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares		Value
	COMMON STOCKS — 64.4% (Continued)
	ENERGY — 0.9%
25,178	BPZ Resources, Inc.	$93,159
38,950	Clean Energy Fuels Corporation	237,205
37,000	Delta Petroleum Corporation	44,400
		374,764

	FINANCIAL — 13.4%
3,600	BlackRock, Inc.	468,144
34,125	Boston Private Financial Holdings, Inc.	119,779
10,000	Chemical Financial Corporation	208,100
75,000	CIT Group, Inc.	213,750
24,725	East West Bancorp, Inc.	112,994
67,425	First Horizon National Corporation	724,144
8,070	Forest City Enterprises, Inc. - Class A	29,053
15,000	Jefferies Group, Inc.	207,000
13,250	KBW, Inc.	269,637
30,000	KeyCorp	236,100
42,050	Kingsway Financial Services, Inc.	74,850
22,025	Legg Mason, Inc.	350,197
40,975	MBIA, Inc.	187,665
10,800	Piper Jaffray Companies, Inc.	278,532
17,500	PrivateBancorp, Inc.	253,050
19,775	Stewart Information Services Corporation	385,612
39,460	TFS Financial Corporation	478,650
14,475	The St. Joe Company	242,311
16,675	UBS AG ADR	157,245
15,000	Wells Fargo & Company	213,600
20,000	Zions Bancorporation	196,600
		5,407,013

	INDUSTRIAL — 2.8%
24,000	American Superconductor Corporation	415,440
42,325	Golar LNG Ltd.	145,175
35,000	L-1 Identity Solutions, Inc.	178,850
8,350	Metabolix, Inc.	56,947
39,800	Modine Manufacturing Company	99,500
50,925	Taser International, Inc.	238,329
		1,134,241

	INTERNATIONAL — 0.1%
8,600	Chicago Bridge & Iron Company N.V. ADR	53,923

	TECHNOLOGY — 22.0%
47,335	3D Systems Corporation	311,938
18,600	Acorda Therapeutics, Inc.	368,466
14,185	Affymax, Inc.	228,520
72,550	Affymetrix, Inc.	237,238

JAMES MARKET NEUTRAL FUND
SCHEDULE OF SECURITIES SOLD SHORT (Continued)

Shares		Value
	COMMON STOCKS — 64.4% (Continued)
	TECHNOLOGY — 22.0% (Continued)
28,625	Amylin Pharmaceuticals, Inc.	$336,344
109,750	Arena Pharmaceuticals, Inc.	330,347
112,650	Aruba Networks, Inc.	353,721
23,125	BioMarin Pharmaceutical, Inc.	285,594
27,600	Cavium Networks, Inc.	318,504
46,600	Clearwire Corporation - Class A	239,990
17,325	Cougar Biotechnology, Inc.	557,865
12,000	Crown Castle International Corporation	244,920
44,025	Cypress Bioscience, Inc.	313,018
40,000	Cypress Semiconductor Corporation	270,800
16,500	Electronic Arts, Inc.	300,135
78,890	Micron Technology, Inc.	320,293
86,475	Palm, Inc.	745,414
23,200	Progenics Pharmaceuticals, Inc.	152,889
43,620	Rambus, Inc.	412,645
33,925	SanDisk Corporation	429,151
26,900	SBA Communications Corporation	626,770
22,525	Sequenom, Inc.	320,305
18,675	Tessera Technologies, Inc.	249,685
17,800	The Ultimate Software Group, Inc.	307,228
23,125	VeriFone Holdings, Inc.	157,251
20,150	Vocus, Inc.	267,793
9,550	XenoPort, Inc.	184,888
		8,871,712

	UTILITIES — 3.4%
29,975	Cbeyond, Inc.	564,429
40,725	EnerNOC, Inc.	592,141
52,925	Southwest Water Company	227,578
		1,384,148

	TOTAL COMMON STOCKS SOLD SHORT	$25,976,335

Shares		Value
	INTERNATIONAL EQUITY FUNDS — 0.9%
10,800	iShares FTSE/Xinhua China 25 Index Fund	$308,016
4,200	Powershares Golden Dragon Halter USX China Portfolio	61,992

	TOTAL INTERNATIONAL EQUITY FUNDS SOLD SHORT	370,008

	TOTAL INVESTMENTS SOLD SHORT — 65.3% (Proceeds $35,810,826)	$26,346,343

ADR – American Depository Receipts.
PLC – Public Liability Company.

See accompanying notes to schedule of investments

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 96.5%
	BASIC MATERIALS — 8.0%
7,400	FMC Corporation	$319,235
1,140	Kinross Gold Corporation	20,372
3,780	Nucor Corporation	144,283
2,380	Potash Corporation of Saskatchewan	192,328
4,456	Schnitzer Steel Industries, Inc. - Class A	139,874
		816,092

	CONSUMER, CYCLICAL — 22.4%
7,040	Big Lots, Inc.*	146,291
3,500	BJ's Wholesale Club, Inc.*	111,965
7,440	Bob Evans Farms, Inc.	166,805
20,820	Central Garden & Pet Company*	158,440
5,840	Dollar Tree, Inc.*	260,172
4,520	Family Dollar Stores, Inc.	150,832
7,180	JAKKS Pacific, Inc.*	88,673
5,260	McDonald’s Corporation	287,038
4,900	Netflix, Inc.*	210,308
13,674	The Buckle, Inc.	436,612
9,620	The Gymboree Corporation*	205,387
4,440	Walt Disney Company	80,630
		2,303,153

	CONSUMER, NON-CYCLICAL — 13.2%
1,700	Archer-Daniels-Midland Company	47,226
9,500	ConAgra Foods, Inc.	160,265
11,560	Del Monte Foods Company	84,272
4,400	EZCORP, Inc. - Class A*	50,908
3,916	Kroger Company	83,098
3,140	LifePoint Hospitals, Inc.*	65,500
5,220	Merck & Company, Inc.	139,635
9,560	Pfizer, Inc.	130,207
15,240	Sara Lee Corporation	123,139
4,340	The Brink's Company	114,836
4,740	Tupperware Brands Corporation	80,533
5,560	Watson Wyatt Worldwide, Inc. - Class A	274,498
		1,354,117

	ENERGY — 6.8%
1,380	Anadarko Petroleum Corporation	53,668
1,410	Apache Corporation	90,367
2,280	Chevron Corporation	153,307
1,580	Devon Energy Corporation	70,610

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	ENERGY — 6.8% (Continued)
2,900	Exxon Mobil Corporation	$197,490
940	Sunoco Logistics Partners L.P.	48,476
4,800	Valero Energy Corporation	85,920
		699,838

	FINANCIAL — 11.5%
10,665	American Financial Group, Inc.	171,173
6,040	American Physicians Capital, Inc.	247,157
6,700	Amerisafe, Inc.*	102,644
12,540	Horace Mann Educators Corporation	104,960
8,260	Knight Capital Group, Inc. - Class A*	121,752
6,240	Mercer Insurance Group, Inc.	89,170
11,160	Rent-A-Center, Inc.*	216,169
9,860	Unum Group	123,250
		1,176,275

	INDUSTRIAL — 7.9%
3,100	CSX Corporation	80,135
4,880	Cummins, Inc.	124,196
6,960	Gardner Denver, Inc.*	151,311
3,100	Granite Construction, Inc.	116,188
3,760	Greif, Inc. - Class A	125,170
2,240	GulfMark Offshore, Inc.*	53,446
2,440	Lincoln Electric Holdings, Inc.	77,324
1,149	Parker Hannifin Corporation	39,043
1,320	The Black & Decker Corporation	41,659
		808,472

	TECHNOLOGY — 13.9%
1,020	Affiliated Computer Services, Inc. - Class A*	48,848
10,440	CIBER, Inc.*	28,501
4,400	Computer Sciences Corporation*	162,096
2,800	Goodrich Corporation	106,092
6,680	Hewlett-Packard Company	214,161
13,980	Integral Systems, Inc.*	120,228
2,990	International Business Machines Corporation (IBM)	289,701
4,340	Northrop Grumman Corporation	189,398
14,360	Symantec Corporation*	214,538
3,040	SYNNEX Corporation*	59,797
		1,433,360

	UTILITIES — 12.8%
8,820	Alliant Energy Corporation	217,766
5,040	American Electric Power Company, Inc.	127,310

JAMES EQUITY FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	COMMON STOCKS — 96.5% (Continued)
	UTILITIES — 12.8% (Continued)
9,700	AT&T, Inc.	$244,440
6,600	CenturyTel, Inc.	185,592
4,380	DTE Energy Company	121,326
1,580	Edison International	45,520
9,070	Energen Corporation	264,209
2,260	Oneok, Inc.	51,144
1,140	Sempra Energy	52,714
		1,310,021

	TOTAL COMMON STOCKS	$9,901,328

	PREFERRED STOCKS — 2.0%
	FINANCE — 0.8%
4,000	General Electric Capital Corporation, 6.00%, 4/24/12	$77,400

	UTILITIES — 1.2%
5,000	AT&T, Inc., 6.375%, 2/15/12	125,200

	TOTAL PREFERRED STOCKS	$202,600

	SHORT TERM INVESTMENTS — 1.8%
188,722	First American Treasury Money Market Fund	$188,722

	TOTAL INVESTMENT SECURITIES — 100.3%	$10,292,650
	(Cost $11,734,226)

	LIABILITIES IN EXCESS OF OTHER ASSETS — (0.3%)	(33,924)
	NET ASSETS — 100.0%	$10,258,726

*  Non-income producing security.

See accompanying notes to schedule of investments.

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS
March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS — 95.6%
	BASIC MATERIALS — 6.8%
2,500	FMC Corporation	$107,850
3,000	Kinross Gold Corporation	53,610
8,000	RPM International, Inc.	101,840
		263,300

	CONSUMER, CYCLICAL — 13.3%
4,000	BJ's Wholesale Club, Inc.*	127,960
4,000	Darden Restaurants, Inc.	137,040
5,500	Dollar Tree, Inc.*	245,025
		510,025

	CONSUMER, NON-CYCLICAL — 25.2%
3,000	Cal-Maine Foods, Inc.	67,170
5,000	ConAgra Foods, Inc.	84,350
8,500	Darling International, Inc.*	31,535
10,000	Del Monte Foods Company	72,900
4,000	LifePoint Hospitals, Inc.*	83,440
4,000	Ruddick Corporation	89,800
12,500	Sara Lee Corporation	101,000
5,000	The Brink's Company	132,300
6,500	Tupperware Brands Corporation	110,435
4,000	Watson Wyatt Worldwide, Inc. - Class A	197,480
		970,410

	ENERGY — 8.7%
10,000	Frontier Oil Corporation	127,900
1,600	Questar Corporation	47,088
1,950	Stone Energy Corporation*	6,494
3,000	Sunoco Logistics Partners L.P.	154,710
		336,192

	FINANCIAL — 11.6%
5,000	American Financial Group, Inc.	80,250
8,200	Apartment Investment & Management Company - Class A	44,936
3,000	Assurant, Inc.	65,340
4,000	International Bancshares Corporation	31,200
10,000	Knight Capital Group, Inc. - Class A*	147,400
4,000	Rent-A-Center, Inc.*	77,480
		446,606

JAMES MID CAP FUND
SCHEDULE OF INVESTMENTS (Continued)

Shares		Value
	INDUSTRIAL — 8.5%
2,500	AGCO Corporation*	49,000
3,500	Gardner Denver, Inc.*	76,090
7,500	GrafTech International Ltd.*	46,200
3,000	Greif, Inc. - Class A	99,870
4,000	The Timken Company	55,840
		327,000

	TECHNOLOGY — 11.2%
2,000	Affiliated Computer Services, Inc. - Class A*	95,780
2,500	Computer Sciences Corporation*	92,100
3,000	Comtech Telecommunications Corporation*	74,310
3,000	Teledyne Technologies, Inc.*	80,040
4,500	Western Digital Corporation*	87,030
		429,260

	UTILITIES — 10.3%
4,000	CenturyTel, Inc.	112,480
3,000	DTE Energy Company	83,100
3,500	Energen Corporation	101,955
6,000	MDU Resources Group, Inc.	96,840
		394,375

	TOTAL COMMON STOCKS	$3,677,168

	PREFERRED STOCK — 1.3%
	FINANCIAL — 1.3%
2,500	Celanese Corporation, Series P, 4.25%	$51,000

	SHORT TERM INVESTMENTS — 1.8%
67,404	First American Treasury Money Market Fund	$67,404

	TOTAL INVESTMENT SECURITIES — 98.7%	$3,795,572
	(Cost $5,493,654)

	OTHER ASSETS IN EXCESS OF LIABILITIES — 1.3%	51,447

	NET ASSETS — 100.0%	$3,847,019

*  Non-income producing security.

See accompanying notes to schedule of investments.

JAMES ADVANTAGE FUNDS
NOTES TO SCHEDULES OF INVESTMENTS
March 31, 2009 (Unaudited)

Securities Valuation
Each Fund’s equity securities are valued based on market value.  If a market quotation for a security is not readily available, if an event occurs after the close of the trading market (but before the Fund calculates its net asset value) that materially affects a security’s value, when the Adviser determines that the market quotation does not accurately reflect the current value or when a restricted security is being valued, that security will be valued at its fair value as determined in good faith in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust (“Board”).  The Funds may use pricing services to determine market value for securities.

Fixed-income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when James Investment Research, Inc. (“James”) believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If James decides that a price provided by a pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by James in conformity with guidelines adopted by and subject to the review of the Board.  Short-term investments in fixed-income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In September 2006, the Financial Accounting Standards Board ("FASB") issued Statement of Financial Accounting Standards ("SFAS") No. 157, “Fair Value Measurements.”  This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.  SFAS No. 157 applies to fair value measurements already required or permitted by existing standards.  SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007 and interim periods within those fiscal years.  The changes to current generally accepted accounting principles from the application of this Statement relate to the definition of fair value, the methods used to measure fair value, and the expanded disclosures about fair value measurements.

Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities
•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  For example, securities maturing within 60 days of the filing are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940.  Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Funds net assets as of March 31, 2009:

	Level 1 – Quoted Prices	Level 2 – Other Significant Observable Inputs*	Level 3 – Significant Unobservable Inputs
Investments in Securities: (Assets)
Balanced: Golden Rainbow Fund	$274,023,178	$251,537,253	$-
Small Cap Fund	87,928,440	-	-
Market Neutral Fund	53,453,727	9,996,710	-
Equity Fund	10,292,650	-	-
Mid Cap Fund	3,795,572	-	-

Investments in Securities Sold Short: (Liabilities)
Market Neutral Fund	$26,346,343	$-	$-

*  Included in Level 2 – Other Significant Observable Inputs are U.S. Treasury securities totaling
    $204,828,964 and $9,996,710 for the James Balanced:  Golden Rainbow Fund, and the James
    Market Neutral Fund, respectively.

Securities Transactions
Securities transactions are recorded on a trade date basis. Realized gains and losses from security transactions are determined using the specific identification method. Securities purchased or sold on a when-issued or delayed delivery basis may have extended settlement periods. Any securities so purchased are subject to market fluctuation during this period. The James Balanced:  Golden Rainbow Fund will instruct its custodian to segregate assets in a separate account with a current value at least equal to the amount of its when-issued and delayed delivery purchase commitments.  As of March 31, 2009, the James Balanced:  Golden Rainbow Fund had no such outstanding purchase commitments.

Withholding taxes on foreign dividends have been provided for in accordance with the Trust's understanding of the applicable country's tax rules and rates.

Short Sales and Segregated Cash
The James Market Neutral Fund (the "Fund") actively sells short common stocks. Short sales are transactions in which the Fund sells a security it does not own in anticipation of a decline in the market value of that security. To complete such a transaction, the Fund must borrow the security to deliver to the buyer upon the short sale; the Fund is then obligated to replace the security borrowed by purchasing it in the open market at some later date.

The Fund will incur a loss if the market price of the security increases between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund will realize a gain if the security declines in value between those dates. If a security sold short pays a dividend while the Fund is short that security, the Fund will pay the dividend and record that amount as an expense.

All short sales are collateralized, as required by the Fund’s prime broker. The Fund maintains the collateral in segregated accounts consisting of cash and/or high-grade liquid assets sufficient to collateralize the market value of its short positions.

As of March 31, 2009, the James Advantage Funds had the following federal tax cost resulting in net unrealized appreciation as follows:

	Federal Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ Depreciation
Balanced: Golden Rainbow Fund	$567,950,371	$24,902,979	$(67,292,919)	$(42,389,940)
Small Cap Fund	$111,112,995	$5,055,498	$(28,240,053)	$(23,184,555)
Market Neutral Fund	$43,535,631	$15,633,965	$(12,601,019)	$3,032,946
Equity Fund	$11,734,226	$818,139	$(2,259,715)	$(1,441,576)
Mid Cap Fund	$5,493,654	$126,924	$(1,825,006)	$(1,698,082)

Item 2. Controls and Procedures.

(a)           The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)           There were no significant changes in the registrant's internal controls over financial reporting  (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonable likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)     The James Advantage Funds

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  May 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Barry R. James
Barry R. James
President

Date:  May 20, 2009

By (Signature and Title)

/s/ Thomas L. Mangan
Thomas L. Mangan
Treasurer and Chief Financial Officer

Date:  May 20, 2009